Contract liabilities	12 Months Ended
Dec. 31, 2023
Contract liabilities
Contract liabilities

26Contract liabilities

	2022	2023
	RMB’000	RMB’000
Advance receipt for treatment packages	169,725	193,042

As at end of 31 December 2023, the contract liabilities are aged within one year from the date when the sales contracts in respect of treatment packages were entered into.